Bank Loans - Schedule of Repayment for Bank Loans (Details)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Apr. 09, 2020 SGD ($)
Schedule of Repayment For Bank Loans [Abstract]
2025	$ 580,076
2026
2027
2028
Thereafter	916,923
Total	$ 1,496,999	$ 2,414,678	$ 5,000,000